Intangible assets, net (Details) - ZHEJIANG TIANLAN - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Patents	¥ 2,400	¥ 2,400
Others	575	567
Gross	2,975	2,967
Less: Accumulated amortization	(1,896)	(1,744)
Net	¥ 1,079	¥ 1,223